Fees Summary	Aug. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 135,952,067.14
Total Fee Amount	18,774.97
Total Offset Amount	0.00
Net Fee	$ 18,774.97
Offering Table N/A
Offset Table N/A	N/A